Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Summary of Equity Method Investment

Below are the name of the entities, country of operation and our equity interest in our significant equity method investments based on the carrying value as of December 31, 2014.

Entity	Country	Equity Interest
Carrols Restaurant Group, Inc.	United States	21.35%
Operadora de Franquicias Alsea S.A.P.I. de C.V.	Mexico	20.00%
Pangaea Foods (China) Holdings, Ltd.	China	27.50%
TIMWEN Partnership	Canada	50.00%

Summary of Franchise and Property Revenue

Franchise and property revenue we recognized from franchisees that are owned or franchised by entities in which we have an equity interest consist of the following (in millions):

	2014	2013	2012
Revenues from affiliates:
Franchise royalties	$88.5	$57.2	$28.5
Property revenues	29.2	26.3	15.3
Franchise fees and other revenue	11.3	6.6	4.6

Total	$129.0	$90.1	$48.4